Significant Events Subsequent to the End of the Reporting Period	12 Months Ended
Jun. 30, 2023
Significant Events Subsequent to the End of the Reporting Period [Abstract]
SIGNIFICANT EVENTS SUBSEQUENT TO THE END OF THE REPORTING PERIOD

27. SIGNIFICANT EVENTS SUBSEQUENT TO THE END OF THE REPORTING PERIOD

On 6 October 2023, ARB IOT Group Sdn Bhd disposed 100% equity interest in ARB Midware Sdn Bhd for a consideration of RM 1. Consequently, ARB Midware Sdn Bhd and its subsidiary company, ARB Distribution Sdn Bhd disposed off from the Group.